Equity (Schedule of Composition of Share Capital) (Details) - ₪ / shares		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 10 par value, Authorized		17,000,000	17,000,000	17,000,000
Ordinary shares of NIS 10 par value, Outstanding	[1]	10,675,508	10,675,508	10,677,370
Ordinary shares par value		₪ 10	₪ 10	₪ 10

[1]	Net of treasury shares as follows: 258,046 Ordinary shares as of December 31, and as of December 31, 2017 and 256,184 Ordinary shares as of December 31, 2016, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.